Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2019
Registrant Name	Mercer Funds
Entity Central Index Key	0001320615
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 02, 2019
Document Effective Date	Apr. 02, 2019
Prospectus Date	Mar. 31, 2019